Condensed Financial Information of DHT Holdings, Inc. (parent company only), Equity Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 780,536	$ 872,943	$ 836,097
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	345,217	294,501	310,608
Equity of the parent company only under equity method of accounting	1,125,753	1,167,444	1,146,706
Dividend income from subsidiaries	$ 117,171	$ 72,700	$ 69,500